STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 Y	Mar. 31, 2014 Y
Stockholders Equity 1		100,000,000
Stockholders Equity 2		20,000,000
Stockholders Equity 3		10,000,000
Stockholders Equity 4		$ 0.001
Stockholders Equity 5		$ 20,000
Stockholders Equity 6		1,125,000,000
Stockholders Equity 7		0.001
Stockholders Equity 8		15
Stockholders Equity 9		1
Stockholders Equity 10		0.001
Stockholders Equity 11		109,500,000
Stockholders Equity 12		43,000,000
Stockholders Equity 13		100.00%
Stockholders Equity 14		88
Stockholders Equity 15		75,000,000
Stockholders Equity 16		1,250,000
Stockholders Equity 17		$ 0.40
Stockholders Equity 18		500,000
Stockholders Equity 19		1,250,000
Stockholders Equity 20		$ 0.50
Stockholders Equity 21		650,000
Stockholders Equity 22		$ 0.60
Stockholders Equity 23		$ 0.50
Stockholders Equity 24		$ 0.60
Stockholders Equity 25		1,312,500
Stockholders Equity 26		$ 0.40
Stockholders Equity 27		525,000
Stockholders Equity 28		2
Stockholders Equity 29		$ 0.50
Stockholders Equity 30		2
Stockholders Equity 31		$ 0.60
Stockholders Equity 32		225,000
Stockholders Equity 33		4,870
Stockholders Equity 34		574,675
Stockholders Equity 35		$ 0.40
Stockholders Equity 36		229,870
Stockholders Equity 37		2
Stockholders Equity 38		$ 0.50
Stockholders Equity 39		2
Stockholders Equity 40		$ 0.60
Stockholders Equity 41		200,000
Stockholders Equity 42		250,000
Stockholders Equity 43		$ 0.55
Stockholders Equity 44		65,000
Stockholders Equity 45		$ 0.327
Stockholders Equity 46		170,000
Stockholders Equity 47		59,300
Stockholders Equity 48		280,000
Stockholders Equity 49		76,500
Stockholders Equity 1	100,000,000
Stockholders Equity 2	20,000,000
Stockholders Equity 3	10,000,000
Stockholders Equity 4	$ 0.001
Stockholders Equity 5	20,000
Stockholders Equity 6	1,125,000,000
Stockholders Equity 7	0.001
Stockholders Equity 8	15
Stockholders Equity 9	1
Stockholders Equity 10	0.001
Stockholders Equity 11	109,500,000
Stockholders Equity 12	43,000,000
Stockholders Equity 13	100.00%
Stockholders Equity 14	88
Stockholders Equity 15	75,000,000
Stockholders Equity 16	17,333,329
Stockholders Equity 17	8,666,665
Stockholders Equity 18	2,599,999
Stockholders Equity 19	$ 0.15
Stockholders Equity 20	0.15
Stockholders Equity 21	8.00%
Stockholders Equity 22	208,000
Stockholders Equity 23	1.00%
Stockholders Equity 24	26,000
Stockholders Equity 25	5.50%
Stockholders Equity 26	953,333
Stockholders Equity 27	$ 0.1875
Stockholders Equity 28	1,250,000
Stockholders Equity 29	$ 0.40
Stockholders Equity 30	500,000
Stockholders Equity 31	1,250,000
Stockholders Equity 32	$ 0.50
Stockholders Equity 33	650,000
Stockholders Equity 34	$ 0.60
Stockholders Equity 35	$ 0.50
Stockholders Equity 36	$ 0.60
Stockholders Equity 37	1,312,500
Stockholders Equity 38	$ 0.40
Stockholders Equity 39	525,000
Stockholders Equity 40	2
Stockholders Equity 41	$ 0.50
Stockholders Equity 42	2
Stockholders Equity 43	$ 0.60
Stockholders Equity 44	225,000
Stockholders Equity 45	4,870
Stockholders Equity 46	574,675
Stockholders Equity 47	$ 0.40
Stockholders Equity 48	$ 229,870
Stockholders Equity 49	2
Stockholders Equity 50	$ 0.50
Stockholders Equity 51	2
Stockholders Equity 52	$ 0.60
Stockholders Equity 53	100,000
Stockholders Equity 54	$ 0.150
Stockholders Equity 55	100,000
Stockholders Equity 56	$ 0.130
Stockholders Equity 57	1,000,000
Stockholders Equity 58	$ 0.134
Stockholders Equity 59	250,000
Stockholders Equity 60	$ 0.121